STOCK-BASED COMPENSATION - RSAs (formerly PIUs), RSUs, RSUs - Founder's Award, Employee Warrants and Earnouts (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 20, 2021	Sep. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted stock awards
SARs
Outstanding, beginning (in shares)		10,513,291	10,513,291	10,513,291
Granted prior to/after the Reverse Recapitalization (in shares)	0		0
Vested prior to/after the Reverse Recapitalization (in shares)	(16,645)		(3,079,371)
Forfeited prior to/after the Reverse Recapitalization (in shares)	(230,700)		0
Conversion in connection with the Reverse Recapitalization (in shares)		(4,377,597)
Outstanding, ending (in shares)	2,808,978			2,808,978	10,513,291
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0.57	$ 0.57	$ 0.57
Granted prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)	$ 0		0		$ 0.83	$ 0.59
Vested prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)	1.97		0.49
Forfeited prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)	1.1		$ 0
Conversion in connection with the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share)	$ 1.01			$ 1.01	$ 0.57
Restricted stock units
SARs
Outstanding, beginning (in shares)		0	0	0
Granted prior to/after the Reverse Recapitalization (in shares)				8,905,388	0	0
Vested prior to/after the Reverse Recapitalization (in shares)				(37,500)
Forfeited prior to/after the Reverse Recapitalization (in shares)				(8,681)
Outstanding, ending (in shares)	8,859,207			8,859,207	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0	$ 0	$ 0
Granted prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				5.71
Vested prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				5.7
Forfeited prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				5.7
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share)	$ 5.71			$ 5.71	$ 0
Restricted stock units - founder's award
SARs
Outstanding, beginning (in shares)		0	0	0
Granted prior to/after the Reverse Recapitalization (in shares)				9,258,298
Vested prior to/after the Reverse Recapitalization (in shares)				0
Forfeited prior to/after the Reverse Recapitalization (in shares)				0
Outstanding, ending (in shares)	9,258,298			9,258,298	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0	$ 0	$ 0
Granted prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				5.06
Vested prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				0
Forfeited prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				0
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share)	$ 5.06			$ 5.06	$ 0
Employee Warrants
SARs
Outstanding, beginning (in shares)		0	0	0
Granted prior to/after the Reverse Recapitalization (in shares)				188,958
Exercised prior to/after the Reverse Recapitalization (in shares)				0
Forfeited prior to/after the Reverse Recapitalization (in shares)				0
Expired prior to/after the Reverse Recapitalization (in shares)				0
Outstanding, ending (in shares)	188,958			188,958	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0	$ 0	$ 0
Granted prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				11.5
Exercised prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				0
Forfeited prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				0
Expired prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				0
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share)	$ 11.5			$ 11.5	$ 0
Outstanding, Weighted-Average Remaining Contractual Terms in Years				4 days 17 hours
Outstanding, Aggregate Intrinsic Value	$ 0			$ 0
Employee Earnouts
SARs
Outstanding, beginning (in shares)		0	0	0
Granted prior to/after the Reverse Recapitalization (in shares)				309,179
Vested prior to/after the Reverse Recapitalization (in shares)				0
Forfeited prior to/after the Reverse Recapitalization (in shares)				0
Outstanding, ending (in shares)	309,179			309,179	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share)		$ 0	$ 0	$ 0
Granted prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				8.94
Vested prior to/after the Reverse Recapitalization, Weighted-Average Grant Date Fair Value Per Share (in dollars per share)				0
Forfeited prior to/after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share)				0
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share)	$ 8.94			$ 8.94	$ 0